Restatement of prior periods following implementation of IFRS 15 - Consolidated balance sheet (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018		Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017
Non-current assets
Property, plant and equipment	£ 246,910		£ 245,401		£ 246,673			£ 244,738
Investment property	13,772		13,836		13,901			13,966
Intangible assets	739,472		799,640		770,076			717,544
Derivative financial instruments	2,559		4,807		1,192			1,666
Trade and other receivables	10,387		4,724		10,560			15,399
Tax receivable	547		547		1,882
Deferred tax asset	57,636		63,332	[1]	77,500	[1]		141,485	[1]
Total non-current assets	1,071,283		1,132,287	[1]	1,121,784	[1]		1,134,798	[1]
Current assets
Inventories	2,610		1,416		1,918			1,637
Derivative financial instruments	625		1,159		2,704			3,218
Trade and other receivables	124,232		168,060		123,027	[1]		103,732
Tax receivable	598		800
Cash and cash equivalents	190,395	£ 247,505	242,022		155,312		£ 216,236	290,267
Total current assets	318,460		413,457		282,961	[1]		398,854
Total assets	1,389,743		1,545,744	[1]	1,404,745	[1]		1,533,652	[1]
Equity
Share capital	53		53		53			53
Share premium	68,822		68,822		68,822			68,822
Merger reserve	249,030		249,030		249,030			249,030
Hedging reserve	(35,693)		(27,558)	[1]	(23,944)	[1]		(31,271)	[1]
Retained earnings	170,544		136,757	[1]	184,529	[1]		193,453	[1]
Total equity	452,756		427,104	[1]	478,490	[1]		480,087	[1]
Non-current liabilities
Derivative financial instruments								655
Trade and other payables	46,644		104,271		70,331			83,587
Borrowings	502,576		486,694		474,748			497,630
Deferred revenue	32,952		37,085		32,704			39,648
Deferred tax liabilities	33,302		29,134	[1]	35,801	[1]		21,536	[1]
Total non-current liabilities	615,474		657,184	[1]	613,584	[1]		643,056	[1]
Current liabilities
Derivative financial instruments								1,253
Tax liabilities	5,771		3,874		3,704			9,772
Trade and other payables	180,588		267,996		182,965			190,315
Borrowings	5,492		9,074		9,160			5,724
Deferred revenue	129,662		180,512	[1]	116,842	[1]		203,445	[1]
Total current liabilities	321,513		461,456	[1]	312,671	[1]		410,509	[1]
Total equity and liabilities	£ 1,389,743		1,545,744	[1]	1,404,745	[1]		1,533,652	[1]
As previously reported
Non-current assets
Property, plant and equipment			245,401		246,673			244,738
Investment property			13,836		13,901			13,966
Intangible assets			799,640		770,076			717,544
Derivative financial instruments			4,807		1,192			1,666
Trade and other receivables			4,724		10,560			15,399
Tax receivable			547		1,882
Deferred tax asset			63,974		80,341			142,107
Total non-current assets			1,132,929		1,124,625			1,135,420
Current assets
Inventories			1,416		1,918			1,637
Derivative financial instruments			1,159		2,704			3,218
Trade and other receivables			168,060		105,753			103,732
Tax receivable			800
Cash and cash equivalents			242,022		155,312			290,267
Total current assets			413,457		265,687			398,854
Total assets			1,546,386		1,390,312			1,534,274
Equity
Share capital			53		53			53
Share premium			68,822		68,822			68,822
Merger reserve			249,030		249,030			249,030
Hedging reserve			(27,738)		(24,209)			(31,724)
Retained earnings			135,099		171,500			191,436
Total equity			425,266		465,196			477,617
Non-current liabilities
Derivative financial instruments								655
Trade and other payables			104,271		70,331			83,587
Borrowings			486,694		474,748			497,630
Deferred revenue			37,085		32,704			39,648
Deferred tax liabilities			28,559		31,834			20,828
Total non-current liabilities			656,609		609,617			642,348
Current liabilities
Derivative financial instruments								1,253
Tax liabilities			3,874		3,704			9,772
Trade and other payables			267,996		182,965			190,315
Borrowings			9,074		9,160			5,724
Deferred revenue			183,567		119,670			207,245
Total current liabilities			464,511		315,499			414,309
Total equity and liabilities			1,546,386		1,390,312			1,534,274
Adjustment
Non-current assets
Deferred tax asset			(642)		(2,841)			(622)
Total non-current assets			(642)		(2,841)			(622)
Current assets
Trade and other receivables					17,274
Total current assets					17,274
Total assets			(642)		14,433			(622)
Equity
Hedging reserve			180		265			453
Retained earnings			1,658		13,029			2,017
Total equity			1,838		13,294			2,470
Non-current liabilities
Deferred tax liabilities			575		3,967			708
Total non-current liabilities			575		3,967			708
Current liabilities
Deferred revenue			(3,055)		(2,828)			(3,800)
Total current liabilities			(3,055)		(2,828)			(3,800)
Total equity and liabilities			£ (642)		£ 14,433			£ (622)

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.